Issued Capital - Summary of Common Shares Issued and Outstanding (Detail)		12 Months Ended
		Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares
Disclosure of classes of share capital [abstract]
Balance, shares at beginning of period		449,458,394	449,458,394	447,771,433	447,771,433
Share purchase options exercised | $ / shares	[1]	$ 24.96		$ 25.70
Restricted share units released | $ / shares	[1]	$ 0.00		$ 0.00
Dividend reinvestment plan | $ / shares	[2]		$ 43.33		$ 37.87
Share purchase options exercised	[1]	398,880	398,880	1,056,363	1,056,363
Restricted share units released	[1]	116,880	116,880	128,405	128,405
Dividend reinvestment plan	[2]	889,798	889,798	502,193	502,193
Balance, shares at end of period		450,863,952	450,863,952	449,458,394	449,458,394

[1]	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
[2]	The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date, less a discount of 1%.